Net Income per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net income	$ 316	$ 442
Weighted average common shares outstanding - basic (in shares)	207.6	207.6
Basic net income per share (in dollars per share)	$ 1.52	$ 2.13
Dilutive impact of share-based awards (in shares)	0.6	0.0
Weighted average common shares outstanding - diluted (in shares)	208.2	207.6
Diluted net income per share (in dollars per share)	$ 1.52	$ 2.13